OTHER NON-INTEREST INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OTHER NON-INTEREST INCOME [Abstract]
Investment and insurance commissions	$ 1,968	$ 1,647	$ 1,827
ATM fees	1,446	1,496	1,551
Bank owned life insurance	1,061	1,124	1,282
Other	3,693	4,336	4,188
Total other non-interest income	$ 8,168	$ 8,603	$ 8,848